Governmental Loans - Summary of Company's Long-term Debt Facilities Arising From Financing Activities (Detail) $ in Millions	Mar. 31, 2023 CAD ($)
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	$ 43.4
Ending balance	37.9
Federal AMF Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	59.2
Ending balance	49.2
Federal AMF Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(26.5)
Ending balance	(26.5)
Federal AMF Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	10.5
Ending balance	15.0
Provincial MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	41.9
Ending balance	45.4
Provincial MENDM Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	60.0
Ending balance	60.0
Provincial MENDM Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(26.4)
Ending balance	(26.4)
Provincial MENDM Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	8.4
Ending balance	11.9
Federal SIF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	8.8
Ending balance	9.7
Federal SIF Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	15.0
Ending balance	15.0
Federal SIF Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(7.8)
Ending balance	(7.8)
Federal SIF Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	1.6
Ending balance	2.5
Federal SIF Loan (EAF) [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	1.1
Ending balance	27.4
Federal SIF Loan (EAF) [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	2.2
Ending balance	65.5
Federal SIF Loan (EAF) [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(1.1)
Ending balance	(38.7)
Federal SIF Loan (EAF) [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	0.0
Ending balance	0.6
Government Loans [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	95.2
Ending balance	120.4
Government Loans [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	136.5
Ending balance	189.8
Government Loans [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(61.8)
Ending balance	(99.4)
Government Loans [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	20.5
Ending balance	$ 30.0